MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Rates
%
Computers and communications equipment	33
Office furniture and equipment	6
Laboratory equipment	15

Schedule of Useful Life of Right of Use Assets
Years
Property	11
Motor vehicles	3